Systems, Equipment and Other Assets Related to Contracts, net and Property Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net, by Type [Abstract]
Schedule of Systems & Equipment and PPE, net
Systems & Equipment and PPE, net consist of the following:

	Systems & Equipment, net		PPE, net
	December 31,		December 31,
($ thousands)	2018	2017	2018	2017
Land	303	547	2,462	2,542
Buildings	157,611	151,962	69,799	70,389
Terminals and systems	3,014,733	2,969,848	—	—
Furniture and equipment	205,305	197,610	257,444	241,632
Contracts in progress	74,382	149,245	—	—
Construction in progress	—	—	12,777	20,603
	3,452,334	3,469,212	342,482	335,166
Accumulated depreciation	(2,047,908)	(2,035,018)	(157,133)	(141,443)
	1,404,426	1,434,194	185,349	193,723